Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Schedule Of Intangible Assets

	June 30,	December 31,
	2022	2021
Patents and copyrights	$14,518	$14,755
Accumulated amortization	(12,956)	(12,970)
	$1,562	$1,785

	2021	2020

Patents and copyrights	$14,755	$14,948
Less accumulated amortization	(12,970)	(12,778)
	$1,785	$2,170

Schedule Of Future Amortization Expense

2022	$309
2023	278
2024	265
2025	226
2026	155
2027 and thereafter	552
Total	$1,785